CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 936,801,282	$ 135,823,418	¥ 1,206,145,958	¥ 930,010,096
Operating costs and expenses:
Hotel operating costs (including purchase from related parties of RMB764,045, RMB889,140 and RMB832,087 (USD120,641) for the years ended December 31, 2020, 2021 and 2022, respectively)	(594,019,322)	(86,124,706)	(651,376,905)	(401,659,306)
Selling and marketing expenses (including service from a related party of RMB6,021,433, RMB9,438,030 and RMB3,943,381 (USD571,737) for the years ended December 31, 2020, 2021 and 2022, respectively)	(38,534,427)	(5,586,967)	(66,921,718)	(75,347,166)
General and administrative expenses	(210,759,610)	(30,557,271)	(256,160,262)	(160,420,554)
Other operating expenses	(3,244,855)	(470,460)	(4,937,625)	(1,731,405)
Impairment loss of goodwill	(91,236,480)	(13,228,046)	0
Other general expenses	(461,597,460)	(66,925,340)	(99,886,003)	(3,000,000)
Total operating costs and expenses	(1,399,392,154)	(202,892,790)	(1,079,282,513)	(642,158,431)
Other operating income	19,448,889	2,819,824	27,059,935	31,399,552
Income (Loss) from operations	(443,141,983)	(64,249,548)	153,923,380	319,251,217
Interest income (including interest income from related parties of RMB21,336,855, RMB544,352 and RMB12,333 (USD1,788) for the years ended December 31, 2020, 2021 and 2022, respectively)	47,383,941	6,870,026	59,974,418	72,934,212
Interest expenses	(25,375,848)	(3,679,152)	(12,671,385)	(3,456,316)
(Losses and impairment) Gains on equity securities held	(62,156,235)	(9,011,807)	9,137,875	(36,773,521)
Other income, net	24,229,536	3,512,952	11,818,559	2,296,981
Income/(Loss) before income taxes and share of losses in equity method investments	(459,060,589)	(66,557,529)	222,182,847	354,252,573
Income tax (expense)/benefits	45,592,418	6,610,279	(108,888,882)	(110,459,202)
Income before share of losses in equity method investments	(413,468,171)	(59,947,250)	113,293,965	243,793,371
Share of income/(loss) in equity method investments, net of tax	(1,598,301)	(231,732)	382,874	909,365
Net income/(loss)	(415,066,472)	(60,178,982)	113,676,839	244,702,736
Net loss attributable to noncontrolling interests	32,849,513	4,762,732	3,761,411	16,641,655
Net income/(loss) attributable to ordinary shareholders	(382,216,959)	(55,416,250)	117,438,250	261,344,391
Other comprehensive loss, net of tax
Foreign currency translation adjustments, net of tax of nil	(11,361,872)	(1,647,317)	(6,497,403)	(19,714,207)
Unrealized gains(loss) on available-for-sale investments, net of tax	(2,786,931)	(404,067)	2,791,663
Other comprehensive loss, net of tax	(14,148,803)	(2,051,384)	(3,705,740)	(19,714,207)
Comprehensive income/(loss), net of tax	(429,215,275)	(62,230,365)	109,971,099	224,988,529
Comprehensive loss attributable to noncontrolling interests	32,849,513	4,762,731	3,761,411	16,641,655
Comprehensive income/(loss) attributable to ordinary shareholders	¥ (396,365,762)	$ (57,467,634)	¥ 113,732,510	¥ 241,630,184
Class A ordinary shares
Earnings/(Loss) per share
Basic earnings (loss) per share | (per share)	¥ (3.71)	$ (0.54)	¥ 1.14	¥ 2.54
Diluted earnings (loss) per share | (per share)	¥ (3.71)	$ (0.54)	¥ 1.14	¥ 2.54
Weighted average shares outstanding
Weighted average shares outstanding basic	68,201,056	68,201,056	68,286,954	68,286,954
Weighted average shares outstanding diluted	68,201,056	68,201,056	68,286,954	68,286,954
Class B ordinary shares
Earnings/(Loss) per share
Basic earnings (loss) per share | (per share)	¥ (3.71)	$ (0.54)	¥ 1.14	¥ 2.54
Diluted earnings (loss) per share | (per share)	¥ (3.71)	$ (0.54)	¥ 1.14	¥ 2.54
Weighted average shares outstanding
Weighted average shares outstanding basic	34,762,909	34,762,909	34,762,909	34,762,909
Weighted average shares outstanding diluted	34,762,909	34,762,909	34,762,909	34,762,909
Leased and operated hotels revenues
Revenues:
Total revenues	¥ 338,506,220	$ 49,078,788	¥ 391,960,031	¥ 227,074,041
Franchise and managed hotels revenues
Revenues:
Total revenues	582,441,077	84,446,018	774,359,348	677,480,818
Others
Revenues:
Total revenues	¥ 15,853,985	$ 2,298,612	¥ 39,826,579	¥ 25,455,237